Investments in Equity Method Investees - Schedule of Investments in Equity Method Investees (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Investments in Equity Method Investees [Abstract]
The Group’s proportionate share of equity in the net assets of equity investees	$ 5	$ 5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheets